Related Party Transactions		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares and Alignment Shares
On December 21, 2020, the Company issued one of its Class B ordinary shares, for no consideration. On January 4, 2021, the Company canceled one of its Class B ordinary shares, and the Company issued 12,321,429 Class B ordinary shares (the “Founder Shares”) and 12,321,429 Class C ordinary shares (the “Alignment Shares”) to the Sponsor in exchange for the Sponsor’s payment of $25,000 of the Company’s deferred offering costs and formation expenses. The Founder Shares and Alignment Shares include an aggregate of up to 1,607,143 Class B ordinary shares and 1,607,143 Class C ordinary shares, respectively, subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares and Alignment Shares will collectively represent 15% and 15%, respectively, of the Company’s issued and outstanding shares upon the completion of the Proposed Public Offering. See Note 8.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its (1) Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the completion of a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; and (2) alignment shares and any Class A ordinary shares issued upon conversion thereof until the earlier of: (A) their conversion into Class A ordinary shares; and (B) subsequent to a Business Combination, the date on which the Company completes a merger, share exchange, reorganization or other similar transaction that results in both a change in control and all of the Company’s public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note—Related Parties
On January 4, 2021, the Company issued a promissory note (the “Promissory Note”) to the Sponsor and an affiliate of the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $800,000. The Promissory Note is non-interest
bearing and payable on the earlier of (i) June 31, 2021 and (ii) the completion of the Proposed Public Offering. The Company has not borrowed any amount under the Promissory Note. See Note 8.
Administrative Services Agreement
Commencing on the effective date of the Proposed Public Offering, the Company will enter into an agreement pursuant to which it will pay Cannae Holdings, Inc. up to $5,000 per month for office space, and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. No amounts have been borrowed under this arrangement as of December 31, 2020.
Due to Related Party
As of December 31, 2020, an affiliate of the Sponsor paid $25,000 on behalf of the Company to cover certain offering and formation expenses. The amount was due on demand and was charged to shareholder’s equity on January 4, 2021 in exchange for the issuance of 12,321,429 Founder Shares and 12,321,429 Alignment Shares. See Note 8.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares and Alignment Shares
On January 4, 2021, the Sponsor paid an aggregate of $25,000 in exchange for the issuance of 12,321,429 shares of Class B ordinary shares (the “Founder Shares”) and 12,321,429 shares of Class C ordinary shares (the “Alignment Shares”). On February 25, 2021, the Sponsor received a share dividend of 2,464,286 Founder Shares and 2,464,286 Alignment Shares, resulting in there being an aggregate of 14,785,715 Founder Shares and 14,785,715 Alignment Shares outstanding.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its (1) Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the completion of a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; and (2) Alignment Shares and any Class A ordinary shares issued upon conversion thereof until the earlier of: (A) their conversion into Class A ordinary shares; and (B) subsequent to a Business Combination, the date on which the Company completes a merger, share exchange, reorganization or other similar transaction that results in both a change in control and all of the Company’s public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note – Related Parties
On January 5, 2021, the Company issued a promissory note (the “Promissory Note”) to the Sponsor and an affiliate of the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $800,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) June 30, 2021 and (ii) the completion of the IPO. The outstanding balance under the Promissory Note of $191,827 was repaid upon consummation of the IPO.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into up to an additional 1,000,000 warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of June 30, 2021 and December 31, 2020, the Company had no borrowings under the Working Capital Loans.
Administrative Services Agreement
Commencing on the date of the final prospectus, the Company has agreed to pay an affiliate of its Sponsor a total of $5,000 per month for office space, utilities, secretarial and administrative support services. For the three and six-months
ended June 30, 2021, the Company incurred and accrued $15,000 and $20,000, respectively, of administrative services under this arrangement. Upon completion of a Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.
Backstop Agreement
In connection with the signing of the Business Combination Agreement, the Company and Cannae the “Backstop Agreement whereby Cannae has agreed, subject to the other terms and conditions included therein, at the BPS Closing (as defined in the Backstop Agreement), to subscribe for the Company’s Class A ordinary shares in order to fund redemptions by shareholders of the Company in connection with the Pending Business Combination, in an amount of up to $690,000,000, in consideration for a placement fee of $3,450,000.
Due to related party
An affiliate of the Sponsor paid certain operating costs on behalf of the Company. These advances are due on demand and non-interest
bearing. During the period ended June 30, 2021, the related party paid $14,300 of operating costs on behalf of the Company. As of June 30, 2021, the amount due to the related party was $14,300.